Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2014
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
8.	Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2013	2014
	US$	US$
Payables related to employee share options exercise	-	6,573
Payroll and welfare benefits accruals	5,707	4,727
Deposits from service providers	2,507	4,445
Business acquisition payable	607	-
Server custody and bandwidth fee accruals	248	1,511
Professional fees payable	21	879
Rentals	218	671
Others	527	1,363
Total	9,835	20,169